Significant Agreements (Details 5) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series D-1 Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series D-1 Redeemable Convertible Preferred Stock	Dec. 31, 2012 Collaboration, license, and option agreement Alkermes	Dec. 31, 2011 Collaboration, license, and option agreement Alkermes	Dec. 31, 2009 Collaboration, license, and option agreement Alkermes Series D-1 Redeemable Convertible Preferred Stock	Oct. 31, 2011 Collaboration, license, and option agreement Alkermes Nonrefundable, upfront payments
Significant Agreements
Shares purchased by collaborators							636,942	636,942			636,942
Share price (in dollars per share)											$ 12.56
Gross proceeds from issuance of preferred stock											$ 8,000,000
Premium included in price per share of shares issued (in dollars per share)											$ 2.32
Fair value price per share of shares issued (in dollars per share)											$ 10.24
Premium recognized as deferred license revenue						0					1,500,000
Up-front payment recognized as revenue												2,400,000
Net cost-sharing revenue	$ 3,632,000	$ 1,444,000	$ 9,666,000	$ 4,043,000	$ 5,558,000	$ 4,760,000			$ 0	$ 700,000